CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF CREDIT RISK

The following table sets forth a summary of single customer who represented 10% or more of the Company’s total revenue:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD’000	HKD’000	HKD’000	US$’000
Customer A	3,120	*	1,771	229
Customer B	-		1,619	208
Customer C	-	7,316	-	-
Customer D	-	2,299	-	-
Customer E	2,391	-	-	-

*	Less than 10%

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The following table sets forth a summary of single customer who represented 10% or more of the Company’s loans to customers and receivables from customers:

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000
Customer F	7,066	5,939	765
Customer G	*	4,120	530
Customer H	*	2,966	382
Customer I	*	2,765	356
Customer J	7,457	-	-
Customer C	7,316	-	-

The following table sets forth a summary of single customer who represented 10% or more of the Company’s payables to customers:

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000

Customer K	11,921	5,289	681
Customer L	*	1,199	154
Customer B	10,121	*	*
Customer M	8,772	*	*

*	Less than 10%